UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management
Address: 2450 Colorado Ave
         Suite 100 East Tower
         Santa Monica, CA  90404

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Petit
Title:     Executive Vice President
Phone:     (310) 576-3530

Signature, Place, and Date of Signing:

     /s/ Christopher D. Petit     Santa Monica, CA     May 17, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $34,858 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
INTEGRAMED AMER INC            COM NEW          45810N302       63     8250 SH       SOLE                     8250        0        0
KMART HLDG CORPORATION         COM              498780105     2074    50000 SH       SOLE                    50000        0        0
ML MACADAMIA ORCHARDS L P      DEP UNIT CL A    55307U107       73    16200 SH       SOLE                    16200        0        0
SANDISK CORP                   COM              80004C101    15388   542600 SH       SOLE                   542600        0        0
SANDISK CORP                   NOTE  4.500%11/1 80004CAB7    15550     5000 PRN      SOLE                     5000        0        0
SPX CORP                       COM              784635104      455    10000 SH       SOLE                    10000        0        0
STEPHAN CO                     COM              858603103       50    11000 SH       SOLE                    11000        0        0
SYMS CORP                      COM              871551107     1093   136800 SH       SOLE                   136800        0        0
TENET HEALTHCARE CORP          COM              88033G100      112    10000 SH       SOLE                    10000        0        0